FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Schedule of company's liabilities that are measured at fair value on a recurring basis

		As of		As of
	Fair	June 30, 2022		December 31, 2021
	Value	Carrying	Fair	Carrying	Fair
(in $ millions)	Hierarchy	amount (1)	value	amount (1)	value
Senior secured initial term loans	Level 2	$235	$219	$236	$233
Senior secured tranche B-3 term loans	Level 3	$986	$1,013	$787	$800
(1)	Outstanding principal amount of the relevant class of senior secured term loans less unamortized debt discount and debt issuance costs with respect to such loans.

Apollo Strategic Growth Capital
Schedule of company's assets that are measured at fair value on a recurring basis

Description	Level	March 31, 2022	December 31, 2021
Assets:
Marketable securities held in Trust Account	1	$817,678,426	$817,356,537

Liabilities:
Warrant Liability – Private Placement Warrants	3	22,797,295	21,092,973
Warrant Liability – Public Warrants	1	37,300,990	34,850,560

Schedule of company's liabilities that are measured at fair value on a recurring basis

Description	Level	December 31, 2021	December 31, 2020	December 31, 2019
Assets:
Marketable securities held in Trust Account	1	$817,356,537	$816,985,533	$—

Liabilities:
Warrant Liability – Private Placement Warrants	3	21,092,973	23,455,550	—
Warrant Liability – Public Warrants	1	34,850,560	51,186,760	—

Schedule of the changes in fair value, including net transfers in all financial assets and liabilities

Fair Value
Measurement
Using Level 3
Inputs Total
Balance, December 31, 2021	$21,092,973
Change in fair value of derivative liabilities	1,704,322
Balance, March 31, 2022	$22,797,295

The table below provides a summary of the changes in fair value, including net transfers in and/or out, of all financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the three months ended March 31, 2021:

Fair Value
Measurement
Using Level 3
Inputs Total
Balance, December 31, 2020	$23,455,550
Change in fair value of derivative liabilities	(7,904,318)
Balance, March 31, 2021	$15,551,232

Fair Value
Measurement
Using Level 3
Inputs Total
Balance, December 31, 2019	$—
Derivative liabilities recorded on issuance of derivative warrants	57,753,222
Transfer to Level 1	(39,745,978)
Change in fair value of derivative liabilities	5,448,306
Balance, December 31, 2020	23,455,550
Change in fair value of derivative liabilities	(2,362,577)
Balance, December 31, 2021	$21,092,973

Schedule of the fair value of the derivative feature of the Private warrants

	March 31, 2022		December 31, 2021
Risk-free interest rate	2.42%		1.31%
Expected life of grants	5.25	years	5.5	years
Expected volatility of underlying shares	17.0%		18.0%
Dividends	0.0%		0.0%

	December 31, 2021		December 31, 2020
Risk-free interest rate	1.31%		0.49%
Expected life of grants	5.5	years	5.9	years
Expected volatility of underlying shares	18.0%		10.0 - 30.0%
Dividends	0.0%		0%